Trade receivables, prepayments and other receivables - Summary of trade receivables prepayments (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	May 31, 2025 USD ($)	May 31, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jan. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Trade receivables, prepayments and other receivables
Principal amount					$ 50	$ 2,000	$ 1,500		$ 2,000		¥ 357	¥ 14,200	¥ 10,900
Interest Rate of Loans to Employees					4.30%	4.30%	4.43%
Remaining principal and cumulative interest	$ 600	¥ 4,200	$ 2,100	¥ 14,800					$ 1,000	¥ 7,100
Term of recover of trade and other receivables.								1 year
Bottom of range
Trade receivables, prepayments and other receivables
Trade receivables due period								30 days
Top of range
Trade receivables, prepayments and other receivables
Trade receivables due period								90 days